Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2021 £m	2020 £m
Trade receivables	1,738	1,757
Loss allowance	(106)	(99)
	1,632	1,658
Prepayments and accrued income	316	207
Current tax receivable	10	44
Net finance lease receivable	2	18
Total	1,960	1,927

Summary of Movements in Loss Allowance
The movements in the loss allowance during the year were as follows:

	2021 £m	2020 £m
At start of year	99	88
Charge for the year	17	19
Trade receivables written off	(8)	(8)
Exchange translation differences	(2)	–
At end of year	106	99